Net income per ordinary share (Tables)	12 Months Ended
Dec. 31, 2023
Net income per ordinary share
Basic and diluted number of shares
	December 31,
	2023	2022	2021
	Number of shares

Weighted average number of ordinary shares for the purposes of basic and diluted net income per share	7,726,118	7,732,132	7,732,132